Segment reporting - Revenue from external customers (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of geographical areas [line items]
Revenue from external customers	€ 22,388	€ 43,532
Denmark
Disclosure of geographical areas [line items]
Revenue from external customers	120	128
Belgium
Disclosure of geographical areas [line items]
Revenue from external customers		1,498
United States
Disclosure of geographical areas [line items]
Revenue from external customers	€ 22,268	€ 41,906